Newfound Total Return Fund
NEWFOUND TOTAL RETURN FUND – FUND SUMMARY
Investment Objective:
Income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 36 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Newfound Total Return Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Newfound Total Return Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.75%	0.75%	0.75%
Acquired Fund Fees and Expenses	[1][2]	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		2.23%	2.98%	1.98%
Fee Waiver and Expense Reimbursement	[3]	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver		1.83%	2.58%	1.58%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Newfound Total Return Fund (USD $)	1 Year	3 Years
Class A Shares	750	1,196
Class C Shares	261	884
Class I Shares	161	583

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing using three principal strategies, which are: (1) the Newfound U.S. Equity Dynamic Long/Short strategy, (2) the Newfound 4% Target Excess Yield strategy and (3) U.S. Treasuries and treasury inflation protected securities (“TIPS”). The Fund implements the strategies by investing in securities through exchange traded products (“ETPs”). The ETPs in which the Fund invests will include exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”). The Adviser believes that the Fund’s three principal strategies are subject to different and, in some cases, contrary risks so that the value of the Fund’s investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investment strategies taken by itself.

The size of the allocation to each of the three strategies is determined using a rules based methodology. The adviser estimates the volatility of each of the three strategies and then allocates to each strategy in inverse proportion to its volatility; a strategy with higher volatility relative to the other strategies will receive a smaller allocation and a strategy with lower volatility relative to the other strategies will receive a larger allocation.

The strategies employed by the Fund are:

Newfound U.S. Equity Dynamic Long/Short: The Fund implements the Newfound U.S. Equity Dynamic Long/Short strategy by investing in ETPs that offer exposure to domestic equity securities of any market capitalization and to absolute return strategies. These absolute return strategies used by the ETPs may achieve the targeted exposures described below by investing in a combination of securities including long and short positions in equity securities of all market capitalizations, currency forward and future contracts, interest rate futures contracts, other financial futures contracts, U.S. government securities, money market instruments, cash and cash equivalents. The absolute return strategies that may be used by the ETPs may be categorized into three types: (1) Quantitative/Stylistic Strategies, (2) Volatility Risk Premium Strategies and (3) Carry Strategies.

Quantitative/Stylistic Strategies consist of rules based methodologies designed to identify undervalued stocks or currencies using factors such as momentum, volatility, capitalization, fundamental analysis and publicly available market information (such as regulatory filings regarding the equity holdings of institutional investment managers). A Quantitative or Stylistic Strategy may also take short positions in securities in order to generate market neutral returns.

Volatility Risk Premium Strategies consist of rules based investment methodologies designed to capture the difference between implied (i.e., expected) and realized (i.e., actual) volatility that is often observed in equity and currency option markets.

Carry Strategies consist of rules based methodologies designed to capture the forward rate bias and term premium often observed in currency, interest rate and equity volatility markets. Forward rate bias is the tendency for the markets to overestimate the amount of future price changes that might actually occur. Term premium refers to the amount by which the prices of fixed income instruments and forward and futures contracts with longer maturities exceed the prices of comparable instruments with shorter maturities. An example of the term premium is the excess yield that investors typically demand in order to commit to holding a long-term bond instead of a short-term bond.

The adviser utilizes a rules based investment process to determine which securities to buy and sell for the strategy. The process begins with a determination of the eligible ETP investment universe for the strategy. The adviser considers the diversification provided by each ETP, the investment process of the ETP, ETP liquidity and ETP cost when determining both the absolute return ETPs and domestic equity ETPs to include in the investment universe. All absolute return ETPs within the investment universe are automatically included in the portfolio. The adviser then relies on signals from its proprietary algorithmic models to determine which domestic equity ETPs to include in the portfolio by determining whether each of these ETPs is exhibiting positive or negative momentum. Domestic equity ETPs that are deemed to be exhibiting negative momentum are excluded from the portfolio. The adviser then constructs a diversified portfolio of the absolute return ETPs. The allocation to each ETP is made in inverse proportion to its volatility; ETPs with relatively higher volatility will receive smaller allocations and ETPs with relatively lower volatility will receiver higher allocations.

Newfound 4% Target Excess Yield: The Fund implements the Newfound 4% Target Excess Yield strategy by investing in ETPs that that offer exposure to domestic and foreign (including emerging markets) fixed income securities of any credit quality or duration. The adviser utilizes a rules based investment process to determine which securities to buy and sell for the strategy. The process begins with a determination of the eligible ETP investment universe for the strategy. The adviser considers the diversification provided by each ETP, the investment process of the ETP, ETP liquidity and ETP cost when determining which ETPs to include in the investment universe. The adviser then uses its proprietary algorithmic models to estimate the yield and the volatility of each ETP as well as the correlation of that ETP with respect to holdings, performance and volatility to the other ETPs in the investment universe. Using this data, the adviser seeks to construct a portfolio that will target a yield that is 4% above the yield offered by short-term (1-3 year maturity) U.S. treasuries with minimum volatility. If the volatility of the portfolio selected using this process is above a pre-determined threshold, then the process will be repeated with a lower yield target until a portfolio with volatility less than the pre-determined threshold can be constructed.

Treasuries: The Fund also invests in ETPs that offer exposure to U.S. treasuries and TIPS. Typically, the ETPs within this strategy will invest in U.S. treasuries with a remaining maturity that is greater than or equal to 20 years. The average duration of the U.S. treasuries in which the Fund invests will typically be about 10 years but may be as low as 5 years. Duration is a measure of the sensitivity of the price of a fixed income security to changes in interest rates. The adviser considers the investment process of the ETP, ETP liquidity and ETP cost when determining the investment universe for this strategy. If there are multiple ETPs in the investment universe, the adviser will consider duration, yield, ETP methodology, ETP cost and ETP liquidity when determining investment allocations.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of securities to represent a category of securities if it determines that investment in the ETF for that category of security is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• ETN Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities, and this effect is magnified for longer duration securities. Longer duration fixed income securities are also more volatile than those with a shorter duration.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Forwards Risk: Foreign currency forward contracts are a type of derivative contract whereby a fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify a fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on a fund’s share price and which can have a significant impact on a fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (a fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Investment Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has not previously managed a mutual fund.

• Smaller and Medium Capitalization Stock Risk: The earnings and prospects of smaller and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Short Position Risk: The ETPs in which the Fund invests will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the ETP purchases an offsetting position.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.